RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 8 – RELATED PARTY TRANSACTIONS
The Company incurred software development and information technology related costs to a vendor related through common ownership to a major stockholder of approximately $153,000 and $408,000 for the years ended
December 31, 2022 and 2021, respectively. These amounts are included in technology and software development expenses. At December 31, 2022 and 2021, the Company has recorded $3,000 and $4,000, respectively, in accounts payable related to this related party vendor.